Lease liabilities and right-of-use assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Lease liabilities and right-of-use assets

11. Lease liabilities and right-of-use assets

The Company’s leases include rental of a solar power system and plant space.

Lease liabilities are secured by the related leased assets.

Solar power system lease

The solar power system lease has a term commencing on October 31, 2015 through October 31, 2035.

Land lease

The Company leases land in Cootamundra, Australia, where the oilseed processing plant and ancillary buildings accommodating the equipment and facilities are located. The Cootamundra land lease has a term commencing on January 1, 2023 through December 31, 2025. Balances of the right-of use assets and lease liabilities are set forth on the accompanying statement of financial position.

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of 31 December 2024 and 30 June 2024:

Right-of-use assets	Unaudited 31 December 2024	30 June 2024
At cost	$1,347,718	$1,347,718
Less accumulated amortisation	(451,326)	(403,298)
Total	$896,392	$944,420

	31 December 2024	30 June 2024
Lease liabilities
Within 1 year (Current)	$89,109	$89,109
After 1 year but within 2 years	80,750	80,750
After 2 years but within 5 years	224,930	224,930
After 5 years	529,111	573,667
Non-current	834,791	879,347
Total	$923,900	$968,456

15 Lease liabilities and right-of-use assets

The Company’s leases include rental of a solar power system and plant space.

Lease liabilities are secured by the related leased assets.

Solar power system lease

The solar power system lease has a term commencing on October 31, 2015 through December 31, 2023.

Land lease

The Company leases land in Cootamundra, Australia, where the oilseed processing plant and ancillary buildings accommodating the equipment and facilities are located. The Cootamundra land lease has a term commencing on January 1, 2023 through December 31, 2025.

Balances of the right-of use assets and lease liabilities are set forth on the accompanying statement of financial position.

The following table shows the remaining contractual maturities of the Company’s lease liabilities and the right-of-use assets as of June 30, 2024 and 2023:

Right-of-use assets	2024	2023
		Restated
At cost	$1,347,718	$1,347,718
Less accumulated amortisation	(403,298)	(307,245)
Total	$944,420	$1,040,472

	2024	2023
		Restated
Lease liabilities
Within 1 year (Current)	$89,109	$82,386
After 1 year but within 2 years	80,750	92,405
After 2 years but within 5 years	224,930	227,744
After 5 years	573,667	651,603
Non-current	879,347	971,752
Total	$968,456	$1,054,138